NET INCOME PER SHARE (DETAILS) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Earnings Per Share [Line Items]
Net income attributable to Highway Holdings Limited's shareholders, basic and diluted	$ 1,251	$ 1,150	$ 596
Shares:
Weighted average common shares used in computing basic net income per share	3,801,874	3,786,542	3,778,825
Effect of dilutive securities:
Weighted average shares from assumed exercise of stock options and issuance of common shares	0	8,259	9,779
Weighted average common shares used in computing diluted net income per share	3,801,874	3,794,801	3,788,604
Net income per share, basic (in dollars per share)	$ 0.33	$ 0.3	$ 0.16
Net income per share, diluted (in dollars per share)	$ 0.33	$ 0.3	$ 0.16